SHARE-BASED AWARDS - Restricted shares activity (Details) - Vesting of restricted shares - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Restricted Shares
Unvested at the beginning	2,156	1,666
Granted		1,263
Vested	(636)	(773)
Unvested at the end	1,520	2,156	1,666
Average Grant-Date Fair Value
Unvested at the beginning (in dollars per share)	$ 5.98	$ 4.88
Granted (in dollars per share)		6.94
Vested (in dollars per share)	5.90	5.18
Unvested at the end (in dollars per share)	$ 6.01	$ 5.98	$ 4.88
Total intrinsic value of Restricted Shares vested		$ 1.5	$ 0.1	$ 0.3
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years